Supplement dated February 29, 2024

to the Prospectuses and Updating Summary Prospectuses each dated May 1, 2023, as supplemented, for:

Variable Universal Life II

Issued by Massachusetts Mutual Life Insurance Company

Variable Universal Life

Issued by Massachusetts Mutual Life Insurance Company in California and New York
and C.M. Life Insurance Company in all other states

to the Prospectuses dated

May 1, 2009, as supplemented, for:

Survivorship Variable Universal Life II

Issued by Massachusetts Mutual Life Insurance Company in California and New York

and C.M. Life Insurance Company in all other states

Survivorship VUL GuardSM

VUL GuardSM

Issued by Massachusetts Mutual Life Insurance Company

and to the Prospectuses dated

May 1, 2005, as supplemented, for:

Survivorship Variable Universal Life

Issued by Massachusetts Mutual Life Insurance Company in California and New York

and C.M. Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement revises the above-referenced prospectuses to reflect updates to the investment choices available through your policy:

Fund Reorganization

The Boards of Directors of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (the “American Century Trusts”) have approved an agreement and plan of reorganization (the “Reorganization”) for the transfer of the assets and liabilities of each series of the American Century Trusts identified in the chart below (individually, an “American Century Fund” and collectively, the “American Century Funds”) to a corresponding, newly formed series of Lincoln Variable Insurance Products Trust (individually, a “Lincoln Fund” and collectively, the “Lincoln Funds”). Each Lincoln Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the corresponding American Century Fund. If approved at the Special Shareholders Meeting on April 4, 2024, the Reorganization will occur on or about April 26, 2024.

After the close of the NYSE on April 26, 2024, we will transfer policy value allocated to each of the American Century Divisions into the corresponding Lincoln Divisions. If you submit transaction requests (in good order) involving any of the American Century Divisions before the close of the NYSE on April 26, 2024, we will process those requests prior to the Reorganization.

Once the Reorganization occurs, the American Century Divisions will no longer be available as investment choices. Additionally, once the Reorganization occurs, we will consider any reference to an American Century Division in a written transaction request received in good order to be a reference to the corresponding Lincoln Division.

Impact on Systematic Programs and Premium Payment Allocations. After April 26, 2024, if you have current systematic program elections and/or premium payment allocation instructions on file directing us to utilize an American Century Division, we will replace the American Century Division with the corresponding Lincoln Division.

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ACQUIRED AMERICAN CENTURY FUNDS	ACQUIRING LINCOLN FUNDS
American Century VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
(Class I)	(Standard Class II)
Adviser: American Century Investment Management, Inc.	Adviser: Lincoln Financial Investments Corporation
Sub-Adviser: N/A	Sub-Adviser: American Century Investment Management, Inc.
Separate Account Division: American Century VP Disciplined Core Value Division	Separate Account Division: LVIP American Century Disciplined Core Value Division
American Century VP Value Fund (Class I)	LVIP American Century Value Fund (Standard Class II)
Adviser: American Century Investment Management, Inc.	Adviser: Lincoln Financial Investments Corporation
Sub-Adviser: N/A	Sub-Adviser: American Century Investment Management, Inc.
Separate Account Division: American Century VP Value Division	Separate Account Division: LVIP American Century Value Division

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 272-2216 8 a.m.–5 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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